RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and development collaborative agreements
Total recognized revenue	$ 734,292	$ 1,504,558	$ 1,547,743	$ 4,448,623
Collaboration agreement | Pfizer Inc.
Research and development collaborative agreements
Cost reimbursements	671,792	1,379,558	1,422,743	4,075,623
Amortization of license and development fees	62,500	125,000	125,000	373,000
Total recognized revenue	$ 734,292	$ 1,504,558	$ 1,547,743	$ 4,448,623